Fair value of financial instruments	9 Months Ended
Sep. 30, 2018
Fair value of financial instruments [Abstract]
Fair value of financial instruments
Note 10. - Fair value of financial instruments

Financial instruments measured at fair value are presented in accordance with the following level classification based on the nature of the inputs used for the calculation of fair value:

•	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

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Level 2: Fair value is measured based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: Fair value is measured based on unobservable inputs for the asset or liability.

As of September 30, 2018, and December 31, 2017, all the financial instruments measured at fair value correspond to derivatives and have been classified as Level 2, except for some of the Abengoa Debt and Equity Instruments received further to the implementation of Abengoa´s restructuring agreement on March 31, 2017, classified as Level 1 (see Note 8), which have been sold as of September 30, 2018.